FINANCIAL INSTRUMENTS - Schedule of Fair Value on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable securities		$ 415	$ 1,361
Total current assets recorded at fair value		415
Restricted cash	$ 3,750	3,732	3,668
Total non-current assets recorded at fair value	3,750	3,732
Fair Value, Inputs, Level 1 [Member]
Marketable securities		415
Total current assets recorded at fair value		415
Restricted cash	3,750	3,732	3,668
Total non-current assets recorded at fair value	3,750	3,732
Fair Value, Inputs, Level 2 [Member]
Marketable securities
Total current assets recorded at fair value
Restricted cash
Total non-current assets recorded at fair value
Fair Value, Inputs, Level 3 [Member]
Marketable securities
Total current assets recorded at fair value
Restricted cash
Total non-current assets recorded at fair value